UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 July 28, 2004

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$1,399,527

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    53556  1312328 SH       SOLE                  1286088             26240
                                                              4391   107600 SH       OTHER                  102860              4740
ALLSTATE CORP                  COM              020002101      400     8600 SH       SOLE                     8600
                                                              1396    30000 SH       OTHER                   30000
AMERICAN INTL GROUP INC        COM              026874107    61529   863204 SH       SOLE                   846444             16760
                                                              5588    78408 SH       OTHER                   77802               606
AUTOMATIC DATA                 COM              053015103    47100  1124649 SH       SOLE                  1101519             23130
                                                              4472   106787 SH       OTHER                   96087             10700
AVON PRODUCTS, INC.            COM              054303102    63130  1368231 SH       SOLE                  1343241             24990
                                                              5601   121394 SH       OTHER                  116994              4400
BANK NEW YORK INC              COM              064057102    51716  1754276 SH       SOLE                  1722556             31720
                                                             11415   387238 SH       OTHER                  250638            136600
BIOMET INC                     COM              090613100    51370  1155947 SH       SOLE                  1128042             27905
                                                              4615   103862 SH       OTHER                  103162               700
CARDINAL HEALTH INC            COM              14149Y108    53957   770268 SH       SOLE                   752728             17540
                                                              4448    63510 SH       OTHER                   62730               780
CINTAS CORP                    COM              172908105    54914  1151974 SH       SOLE                  1133994             17980
                                                              5092   106833 SH       OTHER                   98685              8148
COCA COLA                      COM              191216100      312     6200 SH       SOLE                     6200
                                                               371     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103    45105   771699 SH       SOLE                   764534              7165
                                                              3970    67923 SH       OTHER                   66523              1400
COSTCO WHOLESALE CORP NEW      COM              22160K105    53829  1307185 SH       SOLE                  1280800             26385
                                                              4240   102973 SH       OTHER                  102273               700
DELL INC.                      COM              24702R101    53570  1495539 SH       SOLE                  1471294             24245
                                                              4389   122535 SH       OTHER                  121635               900
ECOLAB INC                     COM              278865100    30790   971314 SH       SOLE                   953444             17870
                                                              2320    73195 SH       OTHER                   72895               300
EMC CORP-MASS                  COM              268648102    32198  2824472 SH       SOLE                  2772032             52440
                                                              1909   167530 SH       OTHER                  165730              1800
FISERV, INC.                   COM              337738108    53838  1384376 SH       SOLE                  1358156             26220
                                                              4424   113770 SH       OTHER                  113020               750
GENERAL ELECTRIC CO            COM              369604103    44481  1372880 SH       SOLE                  1367260              5620
                                                              4228   130521 SH       OTHER                  130096               425
GENTEX CORP                    COM              371901109    42471  1070359 SH       SOLE                  1043309             27050
                                                              3866    97450 SH       OTHER                   93550              3900
HARLEY-DAVIDSON INC            COM              412822108    68532  1106437 SH       SOLE                  1082887             23550
                                                              6063    97886 SH       OTHER                   93786              4100
INTEL CORP                     COM              458140100    56701  2054397 SH       SOLE                  2024867             29530
                                                              7806   282833 SH       OTHER                  248033             34800
JOHNSON & JOHNSON              COM              478160104    49593   890362 SH       SOLE                   869572             20790
                                                              5908   106080 SH       OTHER                   94780             11300
MEDTRONIC INC                  COM              585055106    50436  1035242 SH       SOLE                  1013572             21670
                                                              4470    91769 SH       OTHER                   91369               400
MERCK & CO INC                 COM              589331107      125     2651 SH       SOLE                     2651
                                                               275     5800 SH       OTHER                    5000               800
MICROSOFT CORP                 COM              594918104    63698  2230326 SH       SOLE                  2197161             33165
                                                              9859   345212 SH       OTHER                  304612             40600
MOLEX INC CL A                 COM              608554200    44474  1630285 SH       SOLE                  1598216             32069
                                                              3851   141167 SH       OTHER                  140536               631
OMNICOM GROUP INC              COM              681919106    47467   625484 SH       SOLE                   614069             11415
                                                              3611    47595 SH       OTHER                   47395               200
PATTERSON DENTAL INC.          COM              703412106    51711   676058 SH       SOLE                   665733             10325
                                                              4397    57495 SH       OTHER                   57195               300
STATE STREET CORP              COM              857477103    45939   936766 SH       SOLE                   921486             15280
                                                              3582    73056 SH       OTHER                   72856               200